Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Notional amount	$ 207,163,000	$ 229,925,000
Foreign exchange forward contracts fair value	4,052,000	1,543,000
Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	71,000	164,000
Foreign exchange forward contracts designated as hedging instruments	4,005,000	2,087,000
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(21,000)	(51,000)
Foreign exchange forward contracts designated as hedging instruments	(3,000)	(657,000)
Contingent consideration		0
Foreign exchange forward contracts fair value	4,052,000	1,543,000
Level 3 [Member]
Assets:
Foreign exchange forward contracts designated as hedging instruments	0	0
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	0
Foreign exchange forward contracts designated as hedging instruments		0
Convertible notes	10,486,000	7,018,000
Contingent consideration	12,694,000	18,603,000
Foreign exchange forward contracts fair value	(2,208,000)	(11,585,000)
Fair Value, Inputs, Level 1
Liabilities:
Contingent consideration	596,000	1,994,000
Foreign exchange forward contracts fair value	$ 596,000	$ 1,994,000